Employee Stock Compensation Plans - Restricted Stock and Restricted Stock Units (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Unvested shares, Beginning balance, Number of Shares (in shares)	5,384
Shares granted, Number of Shares (in shares)	2,427
Shares vested, Number of Shares (in shares)	(2,854)
Shares forfeited, Number of Shares (in shares)	(237)
Unvested shares, Ending balance, Number of Shares (in shares)	4,720	5,384
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested shares, Beginning balance, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 15.22
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 19.59
Shares vested, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 12.39
Shares forfeited, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.04
Unvested shares, Ending balance, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 19.02	$ 15.22
Total intrinsic value of shares vested and distributed	$ 68	$ 1	$ 9
Total unrecognized compensation	$ 47
Total unrecognized compensation cost, period of recognition	1 year 7 months 6 days
Restricted Stock, Service-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	660
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 21.59
Restricted Stock, Performance-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	1,767
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.85
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2012 and 2013 Performance Period [Member] | Restricted Stock, Performance-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	1,200